Dreyfus
MidCap Index Fund

SEMIANNUAL REPORT
April 30, 2001

(reg.tm)





The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

           * Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the President

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            18   Statement of Financial Futures

                            19   Statement of Assets and Liabilities

                            20   Statement of Operations

                            21   Statement of Changes in Net Assets

                            22   Financial Highlights

                            23   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                                        Dreyfus
                                                              MidCap Index Fund

LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus MidCap Index Fund, covering the six-month period from November 1, 2000 through April 30, 2001. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio managers, Steve Falci and Thomas Durante.

The past six months have been troublesome for the stock market, including small-and midcap stocks. The Russell 2000 Index, a popular barometer of small-cap stock performance, fell 1.77% during the reporting period. The Russell Midcap Index fell 4.86% during the same period.

However, the worst of the market's decline was concentrated among growth stocks, such as technology stocks, which had reached lofty price levels in 1999 and early 2000. In fact, growth-oriented stocks, as represented by the Russell Midcap Growth Index and Russell 2000 Growth Index declined a hefty 28% and 17.34%, respectively, during the reporting period. In contrast, value-oriented stocks, as represented by the Russell Midcap Value Index and Russell 2000 Value Index, rose 9.30% and 14.62%, respectively, during the reporting period.

In our view, these divergent results indicate the importance of diversifying among different types of investments and within an asset class. We believe that a diversified investment approach can continue to serve investors well, which is why we continually stress the importance of diversification, a basic tenet of investing.

We encourage you to contact your financial advisor for more information about ways to refine your investment strategies in the current environment. To speak with a Dreyfus customer service representative call 1-800-782-6620, or visit our website at www.dreyfus.com.

Thank you for your continued confidence and support.

Sincerely,


Stephen E. Canter
President and Chief Investment Officer
The Dreyfus Corporation
May 14, 2001




DISCUSSION OF FUND PERFORMANCE

Steve Falci and Thomas Durante, Portfolio Managers

How did Dreyfus MidCap Index Fund perform relative to its benchmark?

For the six-month period ended April 30, 2001, Dreyfus MidCap Index Fund produced a total return of -1.65%.(1) The Standard & Poor's MidCap 400 Index ("S&P 400 Index") produced a total return of -1.90% for the same period.(2)

What is the fund's investment approach?

The fund seeks to match the total return of the S&P 400 Index. To pursue that goal, the fund generally invests in all 400 stocks in the S&P 400 Index, in proportion to their weightings in the Index. Often considered a barometer for the midcap stock market in general, the S&P 400 Index is composed of 400 stocks of midsize domestic and some Canadian companies with market capitalizations ranging between $50 million and $10 billion; the Index contains approximately 310 industrial, 40 utility, 40 financial and 10 transportation stocks. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the Index than smaller ones. The fund may also use stock index futures as a substitute for the sale or purchase of stocks. The S&P 400 Index was the first benchmark to represent the performance of the midcap
stock    market.

As an index fund, the fund uses a passive management approach: all investment decisions are based on the fund's objective, which is to seek to match the performance of the S& P 400 Index. The fund does not attempt to manage market volatility.

Compared to larger, more established companies, midsize companies are subject to more erratic market movements and may carry additional risks because, among other things, their revenues and earnings tend to be less predictable.

                                                             The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

What other factors influenced the fund's performance?

The S&P 400 Index, and therefore the fund, were primarily influenced by slowing economic growth during the reporting period. In November, when the period began, the stock market posted dismal returns against a backdrop of disappointing retail sales and a quickly decelerating export growth rate. During this time, investors became concerned about corporate announcements that warned of lower earnings for 2001. In response, the Federal Reserve Board (the "Fed") stepped in on January 3 and reduced short-term interest rates in four separate moves during the first calendar quarter of 2001, for a total reduction of two percentage points.

By April, the market's performance had begun to improve, particularly within the beaten-down technology sector. That's because stock prices had returned to more reasonable levels, manufacturers had reduced previously bloated inventories, and investors began to look forward to the expected effects of the Fed's interest-rate cuts.

In this environment, the largest gains within the S&P 400 Index and the fund came from electric utility companies, including independent power and water utilities, and the materials sector, which includes iron and steel producers and agriculture products. In addition, the S&P 400 Index's consumer discretionary goods sector -- which consists of leisure products, homebuilding firms and textile manufacturing companies -- provided strong returns. Oil and gas drillers, aerospace firms and health care distributors also produced attractive returns.

On the other hand, although the technology group rebounded in April, it generated the lowest returns in the S& P 400 Index and the fund during the six-month reporting period. The hardest hit areas included companies specializing in computer hardware, software, and electronic equipment. Other disappointing performers included biotechnology and prescription health care companies, as well as specialty metals businesses and advertising firms. In addition, air freight companies within the industrials sector detracted from the Index's performance.

What is the fund's current strategy?

The fund's strategy remains: seeking to replicate the returns of the S&P 400 Index by investing in all 400 stocks in the Index, in proportion to their
weightings    in    the    Index.

May    14,    2001

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(2) SOURCE: LIPPER INC. -- REFLECTS REINVESTMENT OF DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE STANDARD & POOR'S MIDCAP 400 INDEX IS A WIDELY ACCEPTED, UNMANAGED TOTAL RETURN INDEX MEASURING THE PERFORMANCE OF THE MIDSIZE COMPANY SEGMENT OF THE U.S. STOCK MARKET.

                                                             The Fund

STATEMENT OF INVESTMENTS

April 30, 2001 (Unaudited)

STATEMENT OF INVESTMENTS

COMMON STOCKS--92.5%                                                                             Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ALCOHOL & TOBACCO--.7%

R.J. Reynolds Tobacco Holdings                                                                   58,900                3,449,773

Universal                                                                                        15,966                  617,884

                                                                                                                       4,067,657

CONSUMER CYCLICAL--8.9%

Abercrombie & Fitch, Cl. A                                                                       57,300  (a)           1,908,090

Alaska Air Group                                                                                 15,287  (a)             430,329

American Eagle Outfitters                                                                        40,100  (a)           1,492,522

ArvinMeritor                                                                                     37,893                  583,173

Atlas Air                                                                                        22,100  (a)             561,340

BJ's Wholesale Club                                                                              41,914  (a)           1,898,704

Bandag                                                                                           12,000                  359,640

Barnes & Noble                                                                                   37,100  (a)           1,179,409

Blyth Industries                                                                                 27,700                  634,330

Bob Evans Farms                                                                                  20,144                  382,736

Borders Group                                                                                    45,500  (a)             846,300

Borg-Warner Automotive                                                                           15,200                  676,856

Brinker International                                                                            56,806  (a)           1,630,332

CBRL Group                                                                                       32,725                  646,319

CDW Computer Centers                                                                             50,600  (a)           2,045,252

Callaway Golf                                                                                    42,900                1,040,754

Claire's Stores                                                                                  28,252                  538,201

Coach                                                                                            25,100  (a)             814,244

Dollar Tree Stores                                                                               62,400  (a)           1,305,408

Family Dollar Stores                                                                             98,970                2,524,725

Fastenal                                                                                         21,900                1,420,215

Furniture Brands International                                                                   28,700  (a)             650,629

GTECH Holdings                                                                                   20,000  (a)             652,000

Gentex                                                                                           42,900  (a)           1,158,300

HON Industries                                                                                   34,822                  869,157

Herman Miller                                                                                    44,160                1,172,448

International Game Technology                                                                    42,276  (a)           2,364,497

International Speedway, Cl. A                                                                    30,700                1,383,035

Jones Apparel Group                                                                              68,961  (a)           2,740,510

Lands' End                                                                                       17,548  (a)             519,421

Lear                                                                                             37,200  (a)           1,339,200

Lone Star Steakhouse/Saloon                                                                      14,400                  173,520


COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL (CONTINUED)

Mandalay Resort Group                                                                            43,873  (a)           1,042,422

Modine Manufacturing                                                                             16,920                  471,730

Mohawk Industries                                                                                30,400  (a)             992,864

Neiman Marcus Group, Cl. A                                                                       27,500  (a)             893,750

Outback Steakhouse                                                                               44,350  (a)           1,285,707

Papa John's International                                                                        13,300  (a)             371,070

Park Place Entertainment                                                                        172,000  (a)           1,912,640

Payless ShoeSource                                                                               12,800  (a)             816,000

Ross Stores                                                                                      47,500                1,044,050

Ruddick                                                                                          26,700                  368,193

Saks                                                                                             81,730  (a)             972,587

Superior Industries International                                                                14,900                  599,725

Unifi                                                                                            31,137  (a)             186,199

Westpoint Stevens                                                                                28,600                  185,042

Williams-Sonoma                                                                                  32,800  (a)             986,296

                                                                                                                      48,069,871

CONSUMER STAPLES--2.9%

Church & Dwight                                                                                  22,076                  529,603

Dean Foods                                                                                       20,577                  761,349

Dial                                                                                             54,900                  716,445

Dole Food                                                                                        32,343                  485,145

Dreyers Grand Ice Cream                                                                          16,328                  420,119

Energizer Holdings                                                                               53,000  (a)           1,262,460

Hormel Foods                                                                                     80,700                1,664,034

IBP                                                                                              61,100                  971,490

Interstate Bakeries                                                                              29,100                  408,273

J. M. Smucker                                                                                    13,920                  364,147

Lancaster Colony                                                                                 21,799                  657,676

Lance                                                                                            16,745                  197,591

McCormick & Co.                                                                                  39,536                1,553,765

PepsiAmericas                                                                                    92,100                1,367,685

Sensient Technologies                                                                            28,228                  508,104

Suiza Foods                                                                                      15,700  (a)             727,695

Tootsie Roll Industries                                                                          28,455                1,376,084

Tyson Foods, Cl. A                                                                              128,366                1,767,600

                                                                                                                      15,739,265

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ENERGY--9.0%

AGL Resources                                                                                    31,362                  716,622

American Water Works                                                                             56,900                1,763,900

BJ Services                                                                                      47,470  (a)           3,904,408

Cooper Cameron                                                                                   31,200  (a)           1,967,472

ENSCO International                                                                              80,100                3,115,890

Equitable Resources                                                                              19,100                1,528,000

Global Marine                                                                                   101,700  (a)           2,923,875

Grant Prideco                                                                                    62,823  (a)           1,256,460

Helmerich & Payne                                                                                28,800                1,475,424

MCN Energy Group                                                                                 52,180                1,371,290

MDU Resources Group                                                                              38,400                1,536,000

Marine Drilling                                                                                  32,800  (a)             983,016

Murphy Oil                                                                                       26,082                2,138,724

National Fuel Gas                                                                                22,737                1,277,819

National-Oilwell                                                                                 46,400  (a)           1,835,120

Noble Affiliates                                                                                 32,377                1,407,428

Ocean Energy                                                                                     96,920                1,793,989

P.H. Glatfelter                                                                                  24,500                  352,800

Pennzoil-Quaker State                                                                            45,437                  645,660

Pioneer Natural Resources                                                                        56,800  (a)           1,085,448

Questar                                                                                          46,596                1,498,993

Smith International                                                                              29,110  (a)           2,363,441

Ultramar Diamond Shamrock                                                                        50,300                2,269,033

Valero Energy                                                                                    35,176                1,694,076

Varco International                                                                              54,598  (a)           1,276,501

Vectren                                                                                          38,725                  876,734

WGL Holdings                                                                                     26,860                  768,196

Weatherford International                                                                        63,523  (a)           3,698,944

Western Gas Resources                                                                            18,700                  743,512

                                                                                                                      48,268,775

HEALTH CARE--12.0%

AmeriSource Health, Cl. A                                                                        30,400  (a)           1,641,600

Apria Healthcare Group                                                                           30,400  (a)             789,488

Barr Laboratories                                                                                20,400  (a)           1,182,180

Beckman Coulter                                                                                  34,324                1,220,218

Bergen Brunswig, Cl. A                                                                           77,876                1,425,131

COR Therapeutics                                                                                 31,500  (a)             976,500



COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

HEALTH CARE (CONTINUED)

Carter-Wallace                                                                                   26,151                  593,628

Covance                                                                                          33,400  (a)             549,430

DENTSPLY International                                                                           29,800                1,167,564

Edwards Lifesciences                                                                             33,900  (a)             733,935

First Health Group                                                                               27,560  (a)           1,426,230

Genzyme                                                                                          54,858  (a)           5,977,875

Gilead Sciences                                                                                  54,400  (a)           2,664,512

Health Management Associates, Cl. A                                                             140,400  (a)           2,515,968

Health Net                                                                                       70,820  (a)           1,526,171

Hillenbrand Industries                                                                           36,100                1,823,050

ICN Pharmaceuticals                                                                              46,100  (a)           1,181,082

IDEC Pharmaceuticals                                                                             82,900                4,078,679

INCYTE Pharmaceuticals                                                                           37,100  (a)             598,238

IVAX                                                                                             92,225  (a)           3,693,611

Lincare Holdings                                                                                 30,100  (a)           1,501,087

Millennium Pharmaceuticals                                                                      122,900  (a)           4,571,879

MiniMed                                                                                          37,300  (a)           1,489,762

Mylan Laboratories                                                                               72,198                1,930,575

Omnicare                                                                                         53,300                1,183,260

Oxford Health Plans                                                                              56,700  (a)           1,763,370

Pacificare Health Systems                                                                        19,736  (a)             698,457

Perrigo                                                                                          42,500  (a)             507,450

Protein Design Labs                                                                              25,000  (a)           1,606,250

Quest Diagnostics                                                                                26,700  (a)           3,289,440

STERIS                                                                                           39,300  (a)             714,474

Sepracor                                                                                         44,800  (a)           1,180,928

Triad Hospitals                                                                                  37,103  (a)           1,140,917

Trigon Healthcare                                                                                21,700  (a)           1,306,557

VISX                                                                                             35,200  (a)             712,800

Vertex Pharmaceuticals                                                                           34,100  (a)           1,314,896

Waters                                                                                           74,800  (a)           3,904,560

                                                                                                                      64,581,752

INTEREST SENSITIVE--15.9%

A.G. Edwards                                                                                     46,774                1,902,299

Allmerica Financial                                                                              30,700                1,550,350

American Financial Group                                                                         38,359                1,019,966

AmeriCredit                                                                                      46,200  (a)           2,141,832

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INTEREST SENSITIVE (CONTINUED)

Arthur J. Gallagher                                                                              45,500                1,147,510

Associated Banc-Corp                                                                             38,627                1,349,241

Astoria Financial                                                                                28,800                1,666,368

BISYS Group                                                                                      32,800  (a)           1,580,960

Banknorth Group                                                                                  83,800                1,658,402

ChoicePoint                                                                                      35,250  (a)           1,307,775

City National                                                                                    27,657                1,068,943

Compass Bancshares                                                                               69,900                1,617,486

Dime Bancorp                                                                                     62,700                2,091,045

Dime Bancorp (warrants)                                                                          58,500  (a)              13,455

Dun & Bradstreet                                                                                 46,300  (a)           1,285,751

Everest Re Group                                                                                 26,500                1,692,025

Express Scripts, Cl. A                                                                           22,300  (a)           1,893,270

First Tennessee National                                                                         74,544                2,435,352

First Virginia Banks                                                                             26,709                1,171,457

FirstMerit                                                                                       50,700                1,251,276

Golden State Bancorp                                                                             78,100                2,327,380

Greater Bay Bancorp                                                                              24,300                  663,633

GreenPoint Financial                                                                             58,400                2,149,120

HCC Insurance Holdings                                                                           33,900                  955,980

Hibernia, Cl. A                                                                                  91,700                1,496,544

Horace Mann Educators                                                                            23,400                  396,864

IndyMac Mortgage Holdings                                                                        36,300  (a)             831,270

Investment Technology Group                                                                      18,200  (a)             887,250

Investors Financial Services                                                                     17,300                1,237,642

LaBranche & Co.                                                                                  32,400  (a)           1,166,400

Legg Mason                                                                                       35,800                1,713,746

Leucadia National                                                                                32,000                1,025,600

M&T Bank                                                                                         55,800                3,992,490

MONY Group                                                                                       28,900                1,016,124

Marshall & Ilsley                                                                                59,391                2,996,870

Mercantile Bankshares                                                                            40,451                1,518,935

National Commerce Bancorporation                                                                118,765                2,958,436

NCO Group                                                                                        14,800  (a)             399,600

NOVA                                                                                             37,800  (a)             856,548

Neuberger Berman                                                                                 28,200                2,017,146

North Fork Bancorp                                                                               94,700                2,514,285


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INTEREST SENSITIVE (CONTINUED)

Ohio Casualty                                                                                    34,700                  322,710

Old Republic International                                                                       68,150                1,968,854

PMI Group                                                                                        25,550                1,642,865

Pacific Century Financial                                                                        45,970                1,029,728

Protective Life                                                                                  37,300                1,116,016

Provident Financial Group                                                                        28,200                  840,924

Radian Group                                                                                     26,700                2,069,250

Roslyn Bancorp                                                                                   35,600                  908,156

Silicon Valley Bancshares                                                                        28,300  (a)             709,198

Sovereign Bancorp                                                                               142,300                1,509,803

TCF Financial                                                                                    46,500                1,768,395

Unitrin                                                                                          39,300                1,459,995

Waddell & Reed Financial, Cl. A                                                                  48,400                1,472,328

Webster Financial                                                                                28,300                  901,638

Westamerica Bancorporation                                                                       21,100                  772,260

Wilmington Trust                                                                                 18,700                1,080,860

Zions Bancorporation                                                                             50,300                2,680,487

                                                                                                                      85,220,093

INTERNET--1.0%

CheckFree                                                                                        44,100  (a)           1,756,944

E*Trade Group                                                                                   183,800  (a)           1,727,720

Macromedia                                                                                       33,800  (a)             765,908

Retek                                                                                            27,700  (a)             800,253

                                                                                                                       5,050,825

PRODUCER GOODS & SERVICES--9.9%

A. Schulman                                                                                      17,025                  198,682

AGCO                                                                                             41,300                  359,310

AK Steel Holding                                                                                 62,300                  808,031

AMETEK                                                                                           18,622                  514,153

Airborne                                                                                         27,738                  254,080

Airgas                                                                                           38,500  (a)             344,575

Albany International, Cl. A                                                                      17,802                  352,836

Albemarle                                                                                        26,500                  619,040

Alexander & Baldwin                                                                              23,357                  527,167

American Standard                                                                                40,100  (a)           2,416,025

Apogent Technologies                                                                             60,800  (a)           1,398,400

Bowater                                                                                          29,010                1,406,985

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

PRODUCER GOODS & SERVICES (CONTINUED)

C.H. Robinson Worldwide                                                                          48,900                1,323,234

CNF Transportation                                                                               28,100                  861,546

Cabot                                                                                            38,400                1,248,384

Carlisle Cos.                                                                                    17,532                  647,807

Clayton Homes                                                                                    79,570                1,107,614

Crompton                                                                                         65,133                  659,797

Cytec Industries                                                                                 23,200  (a)             758,872

Donaldson                                                                                        25,808                  714,365

EGL                                                                                              27,000  (a)             640,170

Expeditors International of Washington                                                           29,700                1,485,891

Ferro                                                                                            19,779                  412,788

Flowserve                                                                                        21,615  (a)             611,705

Georgia Pacific (Timber Group)                                                                   46,300                1,370,943

Granite Construction                                                                             23,737                  609,566

H.B. Fuller                                                                                       8,142                  336,590

HARRIS                                                                                           38,000                1,092,500

Harsco                                                                                           23,046                  652,202

Hubbell                                                                                          34,280                  946,814

IMC Global                                                                                       66,422                  797,064

J.B. Hunt Transport                                                                              20,300  (a)             365,400

Jacobs Engineering Group                                                                         15,221  (a)           1,003,368

Kaydon                                                                                           17,288                  442,919

Kennametal                                                                                       17,500                  573,475

Lennar                                                                                           36,200                1,584,474

Longview Fibre                                                                                   29,936                  380,187

Lubrizol                                                                                         30,088                  881,278

Lyondell Chemical                                                                                68,038                1,068,877

Martin Marietta Materials                                                                        27,000                1,241,190

MasTec                                                                                           27,500  (a)             403,150

Minerals Technologies                                                                            11,700                  448,695

NCH                                                                                               3,117                  174,583

Newport News Shipbuilding                                                                        20,400                1,318,860

Nordson                                                                                          18,636                  501,495

Olin                                                                                             25,840                  489,668

Overseas Shipholding Group                                                                       19,670                  596,001

Pentair                                                                                          28,140                  865,868

Pittston Brinks Group                                                                            29,900                  636,870


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

PRODUCER GOODS & SERVICES (CONTINUED)

Precision Castparts                                                                              29,646                1,107,575

Quanta Services                                                                                  33,000  (a)             847,770

RPM                                                                                              59,013                  562,984

Rayonier                                                                                         15,700                  688,445

Ryerson Tull                                                                                     14,300                  156,442

Sequa, Cl. A                                                                                      6,036  (a)             281,278

Solutia                                                                                          59,900                  760,730

Sonoco Products                                                                                  57,593                1,287,204

Stewart & Stevenson Services                                                                     16,226                  362,651

Swift Transportation                                                                             36,600  (a)             666,486

Tecumseh Products, Cl. A                                                                         10,900                  537,370

Teleflex                                                                                         22,100                1,080,911

Tidewater                                                                                        32,305                1,514,135

Trinity Industries                                                                               21,551                  420,245

UCAR International                                                                               26,100  (a)             311,634

USG                                                                                              25,100                  272,837

Valspar                                                                                          28,100                  868,290

Wausau-Mosinee Paper                                                                             29,613                  407,475

Wisconsin Central Transportation                                                                 26,800  (a)             430,408

Wisconsin Energy                                                                                 69,987                1,539,714

York International                                                                               21,950                  663,110

                                                                                                                      53,221,188

SERVICES--10.2%

A.H. Belo, Cl. A                                                                                 65,764                1,160,077

Affiliated Computer Services, Cl. A                                                              28,800  (a)           2,073,600

Apollo                                                                                           65,950  (a)           2,051,045

Banta                                                                                            14,186                  370,255

CSG Systems International                                                                        30,400  (a)           1,769,584

Catalina Marketing                                                                               32,100  (a)           1,122,216

Chris-Craft Industries                                                                           20,268  (a)           1,439,028

Covanta Energy                                                                                   28,700  (a)             530,950

DST Systems                                                                                      72,200  (a)           3,546,464

DeVry                                                                                            40,300  (a)           1,273,883

Emmis Communications, Cl. A                                                                      27,100  (a)             691,592

Entercom Communications                                                                          26,200  (a)           1,195,244

GATX                                                                                             27,646                1,101,693

Galileo International                                                                            51,300                1,252,746

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

SERVICES (CONTINUED)

Gartner Group, Cl. B                                                                             49,600  (a)             385,888

Hanover Compressor                                                                               34,200  (a)           1,244,880

Hispanic Broadcasting                                                                            63,000  (a)           1,510,110

Houghton Mifflin                                                                                 16,706                  760,290

Keane                                                                                            39,900  (a)             708,225

Kelly Services, Cl. A                                                                            20,685                  488,373

Korn/Ferry International                                                                         21,800  (a)             392,400

Lee Enterprises                                                                                  25,400                  789,940

Manpower                                                                                         43,800                1,416,930

Media General, Cl. A                                                                             13,200                  634,392

Modis Professional Services                                                                      55,800  (a)             290,160

Price Communications                                                                             32,400  (a)             583,848

Reader's Digest Association, Cl. A                                                               59,400                1,642,410

Reynolds & Reynolds, Cl. A                                                                       52,952                1,093,988

Rollins                                                                                          17,405                  324,777

SEI Investments                                                                                  62,600                2,510,886

Scholastic                                                                                       19,900  (a)             830,626

Six Flags                                                                                        45,500  (a)             998,270

Sotheby's Holdings, Cl. A                                                                        34,118  (a)             617,536

SunGard Data Systems                                                                             76,900  (a)           4,250,262

Sykes Enterprises                                                                                23,400  (a)             132,678

Sylvan Learning Systems                                                                          21,600  (a)             436,752

Telephone & Data Systems                                                                         34,000                3,570,000

True North Communications                                                                        29,000                1,107,800

United Rentals                                                                                   40,700  (a)             814,814

Valassis Communications                                                                          31,000  (a)           1,095,850

Viad                                                                                             53,300                1,325,038

Wallace Computer Services                                                                        23,514                  420,901

Washington Post, Cl. B                                                                            5,469                3,177,489

Westwood One                                                                                     63,300  (a)           1,661,625

                                                                                                                      54,795,515

TECHNOLOGY--15.9%

ADTRAN                                                                                           22,400  (a)             612,640

ANTEC                                                                                            22,000  (a)             181,280

Acxiom                                                                                           51,500  (a)             781,255

Advanced Fibre Communications                                                                    46,600  (a)             731,154

Arrow Electronics                                                                                56,762  (a)           1,589,336


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)

Atmel                                                                                           269,600  (a)           3,744,744

Avnet                                                                                            53,308                1,359,887

Avocent                                                                                          24,900  (a)             619,761

Cabot Microelectronics                                                                           13,662  (a)             874,641

Cadence Design Systems                                                                          142,110  (a)           2,941,677

Carpenter Technology                                                                             12,744                  333,893

Ceridian                                                                                         85,500  (a)           1,539,000

Cirrus Logic                                                                                     45,628  (a)             741,911

Commscope                                                                                        29,600  (a)             558,848

Credence Systems                                                                                 30,500  (a)             724,375

Cypress Semiconductor                                                                            76,018  (a)           1,718,007

DSP Group                                                                                        15,700  (a)             340,376

Diebold                                                                                          41,401                1,349,259

Electronic Arts                                                                                  76,800  (a)           4,348,415

Federal Signal                                                                                   26,213                  599,491

Imation                                                                                          20,400  (a)             470,628

InFocus                                                                                          22,200  (a)             433,122

Informix                                                                                        161,800  (a)             809,000

Intergrated Device Technology                                                                    61,400  (a)           2,405,038

International Rectifier                                                                          35,800  (a)           1,986,900

Jack Henry & Associates                                                                          50,900                1,434,871

KEMET                                                                                            50,600  (a)           1,038,312

L-3 Communications Holdings                                                                      21,900  (a)           1,691,775

Lam Research                                                                                     70,800  (a)           2,095,680

Lattice Semiconductor                                                                            62,100  (a)           1,529,523

Legato Systems                                                                                   50,500  (a)             668,115

MIPS Technologies, Cl. B                                                                         22,400  (a)             410,368

Macrovision                                                                                      28,700  (a)           1,641,066

Mentor Graphics                                                                                  37,309  (a)             981,600

Micrel                                                                                           49,300  (a)           1,674,228

Microchip Technology                                                                             75,250  (a)           2,176,983

NVIDIA                                                                                           39,200  (a)           3,265,360

National Instruments                                                                             29,200  (a)           1,022,000

Network Associates                                                                               79,600  (a)             877,988

Newport                                                                                          20,800                  785,408

Plantronics                                                                                      28,500  (a)             557,460

Plexus                                                                                           23,700  (a)             728,064

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                         Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)

Polycom                                                                                          47,200  (a)           1,096,456

Powerwave Technologies                                                                           36,600  (a)             665,022

Quantum--DLT & Storage Systems                                                                   86,106  (a)             981,608

RF Micro Devices                                                                                 93,800  (a)           2,755,844

Rational Software                                                                               116,700  (a)           2,825,307

SCI Systems                                                                                      84,400  (a)           2,156,420

SPX                                                                                              17,500  (a)           1,970,675

SanDisk                                                                                          38,900  (a)           1,044,854

Sawtek                                                                                           24,700  (a)             607,620

Semtech                                                                                          38,500  (a)           1,107,645

Sensormatic Electronics                                                                          44,721  (a)             648,455

Storage Technology                                                                               59,226  (a)             757,501

Structural Dynamics Research                                                                     20,569  (a)             339,389

Sybase                                                                                           57,300  (a)             902,475

Symantec                                                                                         43,776  (a)           2,837,123

Synopsys                                                                                         35,100  (a)           2,015,793

3COM                                                                                            196,500  (a)           1,281,180

Tech Data                                                                                        31,000  (a)           1,080,660

Titan                                                                                            31,200  (a)             521,040

Transaction Systems Architects, Cl. A                                                            21,100  (a)             178,084

TranSwitch                                                                                       47,800  (a)             829,330

TriQuint Semiconductor                                                                           45,400  (a)           1,317,962

Vishay Intertechnology                                                                           79,804  (a)           1,991,110

Wind River Systems                                                                               42,900  (a)           1,206,348

                                                                                                                      85,491,340

UTILITIES--6.1%

Allete                                                                                           43,074                1,049,713

Alliant Energy                                                                                   45,679                1,425,185

Black Hills                                                                                      14,992                  770,139

BroadWing                                                                                       125,000  (a)           3,100,000

Cleco                                                                                            13,020                  585,900

Conectiv                                                                                         51,199                1,141,738

DPL                                                                                              74,100                2,296,359

DQE                                                                                              32,300                  982,889

Dycom Industries                                                                                 24,200  (a)             397,606

Energy East                                                                                      68,276                1,375,761

Harte-Hanks                                                                                      38,800                  892,788


COMMON STOCKS (CONTINUED)                                                                         Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

UTILITIES (CONTINUED)

Hawaiian Electric Industries                                                                     19,029                  707,498

Idacorp                                                                                          21,683                  834,796

Kansas City Power & Light                                                                        35,780                  933,858

Montana Power                                                                                    61,130                  761,680

NSTAR                                                                                            30,700                1,237,824

Northeast Utilities                                                                              83,060                1,482,621

OGE Energy                                                                                       45,046                  993,264

Potomac Electric Power                                                                           64,383                1,407,412

Public Service of New Mexico                                                                     22,594                  816,321

Puget Energy                                                                                     49,490                1,174,893

SCANA                                                                                            60,564                1,699,426

Sierra Pacific Resources                                                                         45,411                  727,030

TECO Energy                                                                                      77,118                2,467,005

UtiliCorp United                                                                                 63,550                2,243,315

Western Resources                                                                                40,500                1,003,185

                                                                                                                      32,508,206

TOTAL COMMON STOCKS

   (cost $468,813,438)                                                                                               497,014,487
------------------------------------------------------------------------------------------------------------------------------------

                                                                                              Principal
SHORT-TERM INVESTMENTS--7.3%                                                                 Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT--6.8%

Greenwich Capital Markets, Tri-Party Repurchase Agreement,

  4.50%, dated 4/30/2001, due 5/1/2001 in the

  amount of $36,389,548 (fully collateralized by

  $36,085,000 of various U.S. Government

   Agency Obligations, value $37,113,870)                                                    36,385,000               36,385,000

U.S. TREASURY BILLS--.5%

   5/31/2001, 4.18%                                                                           3,000,000  (b)           2,990,670

TOTAL SHORT-TERM INVESTMENTS

   (cost $39,374,550)                                                                                                 39,375,670
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $508,187,988)                                                             99.8%              536,390,157

CASH AND RECEIVABLES (NET)                                                                          .2%                1,164,161

NET ASSETS                                                                                       100.0%              537,554,318

(A)  NON-INCOME PRODUCING.

(B)  PARTIALLY HELD BY THE BROKER IN A SEGREGATED ACCOUNT AS COLLATERAL FOR OPEN
     FINANCIAL FUTURES POSITIONS.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF FINANCIAL FUTURES

April 30, 2001 (Unaudited)


                                                                   Market Value                                        Unrealized
                                                                        Covered                                      Appreciation
                                            Contracts          by Contracts ($)             Expiration           at 4/30/2001 ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL FUTURES LONG

Standard & Poor's MidCap 400                      154                39,458,650              June 2001                 2,452,800

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF ASSETS AND LIABILITIES

April 30, 2001 (Unaudited)

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--
   See Statement of Investments--Note 1(c)              508,187,988  536,390,157

Cash                                                                     725,314

Receivable for shares of Common Stock subscribed                       1,579,570

Dividends and interest receivable                                        265,537

Receivable for futures variation margin--Note 4(a)                       191,700

                                                                     539,152,278
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           205,908

Payable for investment securities purchased                             937,410

Payable for shares of Common Stock redeemed                             454,642

                                                                      1,597,960
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      537,554,318
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     502,484,772

Accumulated undistributed investment income--net                      1,007,389

Accumulated net realized gain (loss) on investments                   3,407,188

Accumulated net unrealized appreciation (depreciation)

  on investments (including $2,452,800 net unrealized

   appreciation on financial futures)--Note 4(b)                     30,654,969
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      537,554,318
--------------------------------------------------------------------------------

SHARES OUTSTANDING

(200 million shares of $.001 par value Common Stock authorized)      24,664,910

NET ASSET VALUE, offering and redemption price per share--Note 3(c) ($)
                                                                          21.79

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2001 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INCOME:

Cash dividends                                                       2,418,760

Interest                                                               722,476

TOTAL INCOME                                                         3,141,236

EXPENSES:

Management fee--Note 3(a)                                              615,125

Shareholder servicing costs--Note 3(b)                                 615,125

Loan commitment fees--Note 2                                             2,584

TOTAL EXPENSES                                                       1,232,834

INVESTMENT INCOME--NET                                               1,908,402
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                             21,069,647

Net realized gain (loss) on financial futures                       (2,933,009)

NET REALIZED GAIN (LOSS)                                            18,136,638

Net unrealized appreciation (depreciation) on investments
   (including $1,985,225 net unrealized
   appreciation on financial futures)                              (27,395,397)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS              (9,258,759)

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              (7,350,357)

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                           April 30, 2001           Year Ended
                                             (Unaudited)      October 31, 2000
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          1,908,402           3,517,912

Net realized gain (loss) from investments      18,136,638          59,699,832

Net unrealized appreciation
   (depreciation) on investments              (27,395,397)         30,887,889

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   (7,350,357)         94,105,633
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net                         (4,048,781)         (2,304,794)

Net realized gain on investments              (65,166,093)        (51,454,524)

TOTAL DIVIDENDS                               (69,214,874)        (53,759,318)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold                 162,815,491         321,929,878

Dividends reinvested                           62,242,591          47,031,131

Cost of shares redeemed                       (98,790,375)       (204,156,247)

Redemption Fee                                     95,742              60,724

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL STOCK TRANSACTIONS            126,363,449         164,865,486

TOTAL INCREASE (DECREASE) IN NET ASSETS        49,798,218         205,211,801
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           487,756,100         282,544,299

END OF PERIOD                                 537,554,318         487,756,100

Undistributed investment income--net            1,007,389           3,147,768
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (SHARES):

Shares sold                                     7,452,028          13,563,456

Shares issued for dividends reinvested          2,821,667           2,273,133

Shares redeemed                                (4,543,743)         (8,605,496)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING   5,729,952           7,231,093

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.


                                           Six Months Ended
                                             April 30, 2001                                  Year Ended October 31,
                                                                    ----------------------------------------------------------------
                                                (Unaudited)         2000          1999          1998           1997          1996
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               25.76         24.14         25.80         26.55          21.32         19.40

Investment Operations:

Investment income--net                                 .08(a)        .22(a)        .21(a)        .27            .25           .28

Net realized and unrealized
   gain (loss) on investments                         (.46)         6.07           4.46         1.16           6.25          2.81

Total from Investment Operations                      (.38)         6.29           4.67         1.43           6.50          3.09

Distributions:

Dividends from investment
   income--net                                        (.21)         (.20)         (.31)         (.23)         (.27)          (.30)

Dividends from net realized
   gain on investments                               (3.38)        (4.47)        (6.02)        (1.99)        (1.00)          (.87)

Total Distributions                                  (3.59)        (4.67)        (6.33)        (2.22)        (1.27)         (1.17)

Redemption fee added to
   paid-in capital                                     .00(b)        .00(b)        .00(b)        .04            --              --

Net asset value, end of period                       21.79         25.76         24.14         25.80          26.55         21.32
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                     (1.65)(c)     30.77         20.48          5.88          32.02         16.65
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                  .25(c)        .50           .50           .50            .50           .50

Ratio of net investment income
   to average net assets                               .38(c)        .90           .90           .98           1.07          1.49

Decrease reflected in above
   expense ratios due to
   undertakings by
   The Dreyfus Corporation                              --            --             --            --           .09           .17

Portfolio Turnover Rate                              19.64(c)      45.74          50.17        67.85          20.15         14.66
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, end of period
   ($ x 1,000)                                     537,554       487,756        282,544      251,772        221,017       170,987

(A) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(B) AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.

(C) NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus MidCap Index Fund (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company. The fund's investment objective is to provide investment  results  that  correspond  to  the  price  and  yield performance of publicly-traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400 Index. The Dreyfus Corporation ("Manager") serves as the fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the Distributor of the fund's shares,
which    are    sold    to    the    public    without    a    sales   charge.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities (including options and financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the
direction    of    the    Board    of    Directors.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the
accrual    basis.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

(c) Repurchase agreements: The fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the fund, through its custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed upon price and time, thereby determining the yield during the fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counterparty default, the fund has the right to use the collateral to offset losses incurred. There is a potential loss to the fund in the event the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert its rights. The Manager, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the fund enters into repurchase agreements to evaluate potential risks.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.


NOTE 2--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $500 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended April 30, 2001, the fund did not borrow under the Facility.

NOTE 3--Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .25 of 1% of the value of the fund' s average daily net assets, and is payable monthly. Under the terms of the Agreement, Dreyfus has agreed to pay all of the fund's expenses, except management fees, brokerage commissions, taxes, commitment fees, interest, fees and expenses of non-interested Board members (including counsel fees) , Shareholder Services Plan fees and extraordinary expenses. In addition, the
Manager is required to reduce its fee in an amount equal to the fees and expenses of the non-interested Board members (including counsel fees). Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member receives an annual fee of $25,000 and a fee of $4,000 for each in person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The Chairman of the Board receives an additional 25% of such compensation. Subject to the fund's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the fund's annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status. Amounts required to be paid
by    the    fund    directly    to
                                                                        The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

the non-interested Board members, that would be applied to offset a portion of the management fee payable to Dreyfus, are in fact paid directly by the Manager to the non-interested Board members.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services at the annual rate of .25 of 1% of the value of the fund's average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended
April  30,  2001,  the  fund  was  charged  $615,125 pursuant to the Shareholder
Services    Plan.

(c) A 1% redemption fee is charged and retained by the fund on shares redeemed within six months following the date of issuance, including redemptions made
through    the    use    of    the    fund's    exchange    privilege.

NOTE 4--Securities Transactions:

(a) The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended April 30, 2001, amounted to $129,005,448 and $93,163,603, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. These investments require initial mar gin deposits with a broker, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at April 30, 2001, are set forth in the Statement of Financial Futures.

(b)  At  April  30, 2001, accumulated net unrealized appreciation on investments
and   financial   futures  was  $30,654,969,  consisting  of  $87,271,668  gross unrealized appreciation and $56,616,699 gross unrealized depreciation.

At April 30, 2001, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

                                                             The Fund

NOTES

                       For More Information

                        Dreyfus
                        MidCap Index Fund
                        200 Park Avenue
                        New York, NY 10166

                      Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                      Custodian

                        Boston Safe Deposit and Trust Company
                        One Boston Place
                        Boston, MA 02109

                      Transfer Agent &
                       Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9671
                        Providence, RI 02940

                      Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166



To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET  Information can be viewed online or downloaded from:

http://www.dreyfus.com

(c) 2001 Dreyfus Service Corporation                                  113SA0401